Cover Page	Jan. 30, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jan. 30, 2023
Entity Registrant Name	VISA INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-33977
Entity Tax Identification Number	26-0267673
Entity Address, Address Line One	P.O. Box 8999
Entity Address, City or Town	San Francisco,
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94128-8999
City Area Code	650
Local Phone Number	432-3200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001403161
Amendment Flag	false
Common Class A
Cover [Abstract]
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	V
Security Exchange Name	NYSE
Document Information [Line Items]
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	V
Security Exchange Name	NYSE
2029 Notes
Cover [Abstract]
Title of 12(b) Security	2.000% Senior Notes due 2029
Trading Symbol	V29
Security Exchange Name	NYSE
Document Information [Line Items]
Title of 12(b) Security	2.000% Senior Notes due 2029
Trading Symbol	V29
Security Exchange Name	NYSE
2034 Notes
Cover [Abstract]
Title of 12(b) Security	2.375% Senior Notes due 2034
Trading Symbol	V34
Security Exchange Name	NYSE
Document Information [Line Items]
Title of 12(b) Security	2.375% Senior Notes due 2034
Trading Symbol	V34
Security Exchange Name	NYSE
2026 Notes
Cover [Abstract]
Title of 12(b) Security	1.500% Senior Notes due 2026
Trading Symbol	V26
Security Exchange Name	NYSE
Document Information [Line Items]
Title of 12(b) Security	1.500% Senior Notes due 2026
Trading Symbol	V26
Security Exchange Name	NYSE